Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                October 28, 2011



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



     Re:                 Advisors Disciplined Trust 278
                             333-152185  CIK 1433113

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 3, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on October 27, 2011.

                                Very truly yours,

                                Advisors Disciplined Trust 278

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President